Prepaid Stock Based Salaries and Consulting Fees (Details Narrative)	12 Months Ended
Aug. 31, 2017 USD ($)
August 31, 2018 [Member]
Recognized compensation expense	$ 1,300,000
August 31, 2019 [Member]
Recognized compensation expense	493,333
Class A and Class C Common Stock [Member] | Service Agreement [Member]
Unrecognized compensation costs to employees and non-employee	$ 1,793,333